Allowance For Credit Losses - Changes in CECL Allowance for Reinsurance Recoverables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Jan. 01, 2020
Reinsurance Recoverable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 0.0
Cumulative effect of adoption	1.6	$ 3,260.1
Change in allowance	(0.1)
Ending balance	1.6
Impact of adoption
Reinsurance Recoverable, Allowance for Credit Loss [Roll Forward]
Beginning balance	1.7
Cumulative effect of adoption	$ 1.7	$ (1.7)